Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000006446 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000006446 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000006446 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000006446 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000006446 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
C000006446 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.78%
C000006446 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.63%
C000006446 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000006446 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000006446 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.75%
C000006445 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000006445 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000006445 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000006445 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000006445 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
C000006445 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.78%
C000006445 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.63%
C000006445 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000006445 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000006445 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.75%
C000006443 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000006443 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000006443 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000006443 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000006443 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
C000006443 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.78%
C000006443 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.63%
C000006443 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000006443 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000006443 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.75%
C000006447 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%
C000006447 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000006447 [Member] | Roche Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000006447 [Member] | Novartis [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000006447 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000006447 [Member] | Rio Tinto [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000006447 [Member] | Deutsche Boerse [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000006447 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000006447 [Member] | ABB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000006447 [Member] | B3 Brasil Bolsa Balcao [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000006447 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.51%	[1]
C000006447 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%	[1]
C000006447 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%	[1]
C000006447 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000006447 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[1]
C000006447 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[1]
C000006447 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%	[1]
C000006447 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.67%	[1]
C000006447 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.04%	[1]
C000006447 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[1]
C000006447 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000006447 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.69%
C000006447 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000006447 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000006447 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000006447 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.93%
C000006447 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.75%
C000006447 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.77%
C000006447 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.87%
C000006447 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000006447 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000006449 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%
C000006449 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000006449 [Member] | Roche Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000006449 [Member] | Novartis [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000006449 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000006449 [Member] | Rio Tinto [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000006449 [Member] | Deutsche Boerse [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000006449 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000006449 [Member] | ABB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000006449 [Member] | B3 Brasil Bolsa Balcao [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000006449 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.51%	[2]
C000006449 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%	[2]
C000006449 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%	[2]
C000006449 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
C000006449 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[2]
C000006449 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[2]
C000006449 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%	[2]
C000006449 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.67%	[2]
C000006449 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.04%	[2]
C000006449 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[2]
C000006449 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000006449 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.69%
C000006449 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000006449 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000006449 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000006449 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.93%
C000006449 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.75%
C000006449 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.77%
C000006449 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.87%
C000006449 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000006449 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000006450 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%
C000006450 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000006450 [Member] | Roche Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000006450 [Member] | Novartis [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000006450 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000006450 [Member] | Rio Tinto [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000006450 [Member] | Deutsche Boerse [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000006450 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000006450 [Member] | ABB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000006450 [Member] | B3 Brasil Bolsa Balcao [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000006450 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.51%	[3]
C000006450 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%	[3]
C000006450 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%	[3]
C000006450 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[3]
C000006450 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[3]
C000006450 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[3]
C000006450 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%	[3]
C000006450 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.67%	[3]
C000006450 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.04%	[3]
C000006450 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[3]
C000006450 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000006450 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.69%
C000006450 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000006450 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000006450 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000006450 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.93%
C000006450 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.75%
C000006450 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.77%
C000006450 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.87%
C000006450 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000006450 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000006454 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000006454 [Member] | Tesla [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000006454 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000006454 [Member] | Alphabet Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000006454 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000006454 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000006454 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%
C000006454 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000006454 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%
C000006454 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000006454 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[4]
C000006454 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%	[4]
C000006454 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%	[4]
C000006454 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.31%	[4]
C000006454 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.48%	[4]
C000006454 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[4]
C000006454 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%	[4]
C000006454 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.08%	[4]
C000006454 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[4]
C000006454 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%	[4]
C000006453 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000006453 [Member] | Tesla [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000006453 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000006453 [Member] | Alphabet Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000006453 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000006453 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000006453 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%
C000006453 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000006453 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%
C000006453 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000006453 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[5]
C000006453 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%	[5]
C000006453 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%	[5]
C000006453 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.31%	[5]
C000006453 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.48%	[5]
C000006453 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[5]
C000006453 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%	[5]
C000006453 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.08%	[5]
C000006453 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[5]
C000006453 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%	[5]
C000006451 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000006451 [Member] | Tesla [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000006451 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000006451 [Member] | Alphabet Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000006451 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000006451 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000006451 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%
C000006451 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000006451 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%
C000006451 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000006451 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[6]
C000006451 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%	[6]
C000006451 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%	[6]
C000006451 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.31%	[6]
C000006451 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.48%	[6]
C000006451 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[6]
C000006451 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%	[6]
C000006451 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.08%	[6]
C000006451 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[6]
C000006451 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%	[6]
C000006455 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000006455 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
C000006455 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000006455 [Member] | RTX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
C000006455 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000006455 [Member] | Lowe s [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006455 [Member] | Blackrock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006455 [Member] | Duke Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000006455 [Member] | Travelers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000006455 [Member] | Boeing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000006455 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.75%	[7]
C000006455 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.29%	[7]
C000006455 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.39%	[7]
C000006455 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[7]
C000006455 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[7]
C000006455 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[7]
C000006455 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%	[7]
C000006455 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.33%	[7]
C000006455 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.88%	[7]
C000006455 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[7]
C000006455 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%	[7]
C000006457 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000006457 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
C000006457 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000006457 [Member] | RTX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
C000006457 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000006457 [Member] | Lowe s [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006457 [Member] | Blackrock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006457 [Member] | Duke Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000006457 [Member] | Travelers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000006457 [Member] | Boeing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000006457 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.75%	[8]
C000006457 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.29%	[8]
C000006457 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.39%	[8]
C000006457 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[8]
C000006457 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[8]
C000006457 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[8]
C000006457 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%	[8]
C000006457 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.33%	[8]
C000006457 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.88%	[8]
C000006457 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[8]
C000006457 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%	[8]
C000006458 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000006458 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
C000006458 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000006458 [Member] | RTX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
C000006458 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000006458 [Member] | Lowe s [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006458 [Member] | Blackrock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006458 [Member] | Duke Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000006458 [Member] | Travelers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000006458 [Member] | Boeing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000006458 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.75%	[9]
C000006458 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.29%	[9]
C000006458 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.39%	[9]
C000006458 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[9]
C000006458 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[9]
C000006458 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[9]
C000006458 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%	[9]
C000006458 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.33%	[9]
C000006458 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.88%	[9]
C000006458 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[9]
C000006458 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%	[9]
C000006462 [Member] | Akamai Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000006462 [Member] | Forgent Power Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000006462 [Member] | Modine Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000006462 [Member] | Kirby [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000006462 [Member] | Permian Resources Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000006462 [Member] | Applied Industrial Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000006462 [Member] | Cava Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000006462 [Member] | Comfort Systems USA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000006462 [Member] | Knight Swift Transportation Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000006462 [Member] | MACOM Technology Solutions Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000006462 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[10]
C000006462 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.02%	[10]
C000006462 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.17%	[10]
C000006462 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[10]
C000006462 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.42%	[10]
C000006462 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[10]
C000006462 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.87%	[10]
C000006462 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.41%	[10]
C000006462 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[10]
C000006461 [Member] | Akamai Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000006461 [Member] | Forgent Power Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000006461 [Member] | Modine Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000006461 [Member] | Kirby [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000006461 [Member] | Permian Resources Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000006461 [Member] | Applied Industrial Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000006461 [Member] | Cava Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000006461 [Member] | Comfort Systems USA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000006461 [Member] | Knight Swift Transportation Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000006461 [Member] | MACOM Technology Solutions Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000006461 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[11]
C000006461 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.02%	[11]
C000006461 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.17%	[11]
C000006461 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[11]
C000006461 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.42%	[11]
C000006461 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[11]
C000006461 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.87%	[11]
C000006461 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.41%	[11]
C000006461 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[11]
C000006459 [Member] | Akamai Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000006459 [Member] | Forgent Power Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000006459 [Member] | Modine Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000006459 [Member] | Kirby [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000006459 [Member] | Permian Resources Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000006459 [Member] | Applied Industrial Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000006459 [Member] | Cava Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000006459 [Member] | Comfort Systems USA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000006459 [Member] | Knight Swift Transportation Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000006459 [Member] | MACOM Technology Solutions Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000006459 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[12]
C000006459 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.02%	[12]
C000006459 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.17%	[12]
C000006459 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[12]
C000006459 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.42%	[12]
C000006459 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[12]
C000006459 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.87%	[12]
C000006459 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.41%	[12]
C000006459 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[12]
C000006463 [Member] | SouthState Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000006463 [Member] | Pinnacle Financial Partners [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000006463 [Member] | XPO [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000006463 [Member] | Brixmor Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000006463 [Member] | Flex [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000006463 [Member] | MKS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000006463 [Member] | US Foods Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000006463 [Member] | Voya Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000006463 [Member] | Wyndham Hotels And Resorts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000006463 [Member] | Columbia Banking System [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000006463 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%	[13]
C000006463 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.28%	[13]
C000006463 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%	[13]
C000006463 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[13]
C000006463 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[13]
C000006463 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.51%	[13]
C000006463 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[13]
C000006463 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.43%	[13]
C000006463 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.94%	[13]
C000006463 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.13%	[13]
C000006463 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[13]
C000006465 [Member] | SouthState Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000006465 [Member] | Pinnacle Financial Partners [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000006465 [Member] | XPO [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000006465 [Member] | Brixmor Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000006465 [Member] | Flex [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000006465 [Member] | MKS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000006465 [Member] | US Foods Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000006465 [Member] | Voya Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000006465 [Member] | Wyndham Hotels And Resorts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000006465 [Member] | Columbia Banking System [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000006465 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%	[14]
C000006465 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.28%	[14]
C000006465 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%	[14]
C000006465 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[14]
C000006465 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[14]
C000006465 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.51%	[14]
C000006465 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[14]
C000006465 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.43%	[14]
C000006465 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.94%	[14]
C000006465 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.13%	[14]
C000006465 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[14]
C000006466 [Member] | SouthState Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000006466 [Member] | Pinnacle Financial Partners [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000006466 [Member] | XPO [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000006466 [Member] | Brixmor Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000006466 [Member] | Flex [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000006466 [Member] | MKS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000006466 [Member] | US Foods Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000006466 [Member] | Voya Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000006466 [Member] | Wyndham Hotels And Resorts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000006466 [Member] | Columbia Banking System [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000006466 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%	[15]
C000006466 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.28%	[15]
C000006466 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%	[15]
C000006466 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[15]
C000006466 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[15]
C000006466 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.51%	[15]
C000006466 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[15]
C000006466 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.43%	[15]
C000006466 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.94%	[15]
C000006466 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.13%	[15]
C000006466 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[15]

[1]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[2]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[3]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[4]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[5]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[6]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[7]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[8]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[9]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[10]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[11]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[12]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[13]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[14]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[15]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.